Debt (Details Narrative) (10-K) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 07, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Feb. 29, 2016
Long Term Debt [Line Items]
Borrowings under guaranteed investment agreements		$ 210,886		$ 210,886		$ 138,414
Long-term debt, total		210,886		210,886		138,414	$ 94,198
Secured long-term debt, noncurrent						$ 3,733
Debt instrument, covenant description						1.0:1
Long-term line of credit		11,229		11,229		$ 4,640	375
Proceeds from debt, net of issuance costs						10,449	9,185
Proceeds from issuance of debt						112,805	87,109
Repayments of debt				109,993	$ 49,093	102,356	77,924
Proceeds from secured lines of credit	$ 109,500
Line of credit facility, interest rate description	The new facility features two tranches, including one tranche denominated in USD representing 71% of the facility and another tranche denominated in Colombian Pesos (COP) representing the remaining 29%. Borrowings under the facility will bear interest at a weighted average interest rate of 7% for the first year, and thereafter at a rate of LIBOR plus 5.25% and DTF (Colombian index) plus 5.00% for the respective USD and COP denominated tranches.
Line of credit facility, maximum borrowing capacity								$ 25,000
Interest expense, debt		4,242	$ 2,050	7,366	4,202	9,274	8,900
Capital leases, future minimum payments due		26,047		26,047		34,355
Interest costs capitalized						1,383
Capital Lease Obligations [Member]
Long Term Debt [Line Items]
Capital leases, future minimum payments due						21,161
Tranche One [Member]
Long Term Debt [Line Items]
Line of credit currency translation percentage	71.00%
Tranche Two [Member]
Long Term Debt [Line Items]
Line of credit currency translation percentage	29.00%
January 7, 2016 [Member]
Long Term Debt [Line Items]
Proceeds from secured lines of credit						109,500
Line of credit facility, capacity available for specific purpose other than for trade purchases						83,500
Line of credit facility, capacity available for trade purchases						26,000
Line of credit facility, fair value of amount outstanding						$ 48,400
Line of credit facility, interest rate description						Borrowings under the facility will bear interest at a weighted average interest rate of 7% for the first year, and thereafter at a rate of LIBOR plus 5.25% and DTF (Colombian index) plus 5.00% for the respective USD and COP denominated tranches.
January 7, 2016 [Member] | Tranche One [Member]
Long Term Debt [Line Items]
Line of credit currency translation percentage						71.00%
January 7, 2016 [Member] | Tranche Two [Member]
Long Term Debt [Line Items]
Line of credit currency translation percentage						29.00%
Revolving Credit Facility One [Member]
Long Term Debt [Line Items]
Long-term line of credit						$ 48,056	26,856
Revolving Lines of Credit [Member]
Long Term Debt [Line Items]
Long-term line of credit		$ 11,229		$ 11,229		$ 4,640	375
Line of credit currency translation percentage		6.90%		6.90%		5.20%
Line of credit facility, interest rate description				The floating interest rates on the revolving notes are between DTF+4.2% and DTF+6.5%. DTF, the primary measure of interest rates in Colombia, was 6.9% and 5.2% as of June 30, 2016 and December 31, 2015, respectively.		The floating interest rates on the revolving notes are between DTF+4% and DTF+6%. DTF is the primary measure of interest rates in Colombia.
Line of credit facility, maximum borrowing capacity						$ 7,264
Interest expense, debt				$ 7,366	$ 4,202
Property, Plant and Equipment [Member]
Long Term Debt [Line Items]
Debt instrument, collateral amount		$ 13,609		13,609		8,524	7,362
Other Long Term Assets [Member]
Long Term Debt [Line Items]
Debt instrument, collateral amount		$ 96,742		$ 96,742		0	$ 435
Denominated Borrowings [Member]
Long Term Debt [Line Items]
Long-term debt, total						$ 52,964
Minimum [Member]
Long Term Debt [Line Items]
Debt instrument, term				6 months		6 months
Debt instrument, interest rate, effective percentage		3.90%		3.90%		2.30%
Capital leases obligation discount rate						9.20%
Maximum [Member]
Long Term Debt [Line Items]
Debt instrument, term				15 years		15 years
Debt instrument, interest rate, effective percentage		18.80%		18.80%		1713.00%
Capital leases obligation discount rate						11.40%